FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Fair Value of Interest Rate Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 26, 2023	Mar. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Impact of 1 percent change in interest rate on financial cost	$ 500	$ 900
Fixed Interest Rate [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Fair value liability	170	(316)
Interest rate swap contract [member] | PNC Credit Facility [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount				$ 15,000
Fair value liability	$ 200	$ 300
Interest rate swap contract [member] | Fixed Interest Rate [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount			$ 15,000
Interest rate			1.43%